UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.0%
Consumer Discretionary — 20.8%
	Auto Components — 1.8%
156	BorgWarner, Inc. (a)	9,467
324	Johnson Controls, Inc.	8,530

		17,997

	Automobiles — 1.8%
360	Harley-Davidson, Inc.	12,352
231	Tesla Motors, Inc. (a) (c)	5,624

		17,976

	Diversified Consumer Services — 1.2%
228	American Public Education, Inc. (a)	7,759
163	Sotheby’s	4,483

		12,242

	Hotels, Restaurants & Leisure — 2.3%
164	BJ’s Restaurants, Inc. (a)	7,216
317	Marriott International, Inc., Class A	8,622
59	Wynn Resorts Ltd.	6,778

		22,616

	Household Durables — 1.4%
132	Tempur-Pedic International, Inc. (a)	6,955
460	Toll Brothers, Inc. (a)	6,644

		13,599

	Internet & Catalog Retail — 5.3%
148	Amazon.com, Inc. (a)	32,024
189	HomeAway, Inc. (a)	6,353
48	NetFlix, Inc. (a)	5,420
20	priceline.com, Inc. (a)	9,124

		52,921

	Media — 3.9%
308	DIRECTV, Class A (a)	13,030
236	Scripps Networks Interactive, Inc., Class A	8,754
4,322	Sirius XM Radio, Inc. (a)	6,526
349	Walt Disney Co. (The)	10,523

		38,833

	Textiles, Apparel & Luxury Goods — 3.1%
233	Coach, Inc.	12,097
99	Deckers Outdoor Corp. (a)	9,195
258	Vera Bradley, Inc. (a)	9,301

		30,593

	Total Consumer Discretionary	206,777

Energy — 6.8%

	Energy Equipment & Services — 3.6%
442	Cameron International Corp. (a)	18,380
294	Schlumberger Ltd.	17,573

		35,953

	Oil, Gas & Consumable Fuels — 3.2%
204	Concho Resources, Inc. (a)	14,506
212	Newfield Exploration Co. (a)	8,394
263	Southwestern Energy Co. (a)	8,749

		31,649

	Total Energy	67,602

Financials — 9.4%

	Capital Markets — 2.3%
654	Blackstone Group LP (The)	7,831
272	Lazard Ltd., (Bermuda), Class A	5,746
195	T. Rowe Price Group, Inc.	9,310

		22,887

	Commercial Banks — 2.0%
450	U.S. Bancorp	10,586
403	Wells Fargo & Co.	9,730

		20,316

	Consumer Finance — 1.3%
294	American Express Co.	13,201

	Diversified Financial Services — 1.5%
33	CME Group, Inc.	8,057
243	Moody’s Corp.	7,384

		15,441

	Insurance — 1.6%
166	ACE Ltd., (Switzerland)	10,060
253	Amtrust Financial Services, Inc.	5,638

		15,698

	Real Estate Investment Trusts (REITs) — 0.7%
269	ProLogis, Inc.	6,521

	Total Financials	94,064

Health Care — 13.2%

	Biotechnology — 4.0%
137	Alexion Pharmaceuticals, Inc. (a)	8,750
141	Biogen Idec, Inc. (a)	13,153
289	Celgene Corp. (a)	17,901

		39,804

	Health Care Equipment & Supplies — 2.0%
277	Sirona Dental Systems, Inc. (a)	11,760
261	Thoratec Corp. (a)	8,509

		20,269

	Health Care Providers & Services — 2.9%
284	Emeritus Corp. (a)	4,000
209	Healthspring, Inc. (a)	7,635
371	UnitedHealth Group, Inc.	17,129

		28,764

	Life Sciences Tools & Services — 0.7%
216	Agilent Technologies, Inc. (a)	6,744

	Pharmaceuticals — 3.6%
344	Aegerion Pharmaceuticals, Inc. (a)	4,356
173	Allergan, Inc.	14,227
455	Valeant Pharmaceuticals International, Inc., (Canada) (c)	16,890

		35,473

	Total Health Care	131,054

Industrials — 16.7%

	Aerospace & Defense — 3.3%
129	Goodrich Corp.	15,568
178	HEICO Corp. (c)	8,770

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Aerospace & Defense — Continued
107	TransDigm Group, Inc. (a)	8,773

		33,111

	Building Products — 0.9%
265	Armstrong World Industries, Inc.	9,123

	Electrical Equipment — 0.5%
230	EnerSys (a)	4,594

	Industrial Conglomerates — 0.8%
235	Carlisle Cos., Inc.	7,495

	Machinery — 4.4%
171	Cummins, Inc.	13,956
152	Deere & Co.	9,827
273	Pall Corp.	11,554
166	Wabtec Corp.	8,798

		44,135

	Professional Services — 1.1%
152	IHS, Inc., Class A (a)	11,386

	Road & Rail — 2.3%
639	Avis Budget Group, Inc. (a)	6,183
203	J.B. Hunt Transport Services, Inc.	7,332
316	Old Dominion Freight Line, Inc. (a)	9,158

		22,673

	Trading Companies & Distributors — 3.4%
412	Air Lease Corp. (a)	7,910
123	W.W. Grainger, Inc. (c)	18,394
150	Watsco, Inc.	7,660

		33,964

	Total Industrials	166,481

Information Technology — 30.6%

	Communications Equipment — 3.0%
335	Polycom, Inc. (a)	6,145
479	QUALCOMM, Inc.	23,279

		29,424

	Computers & Peripherals — 9.8%
217	Apple, Inc. (a)	82,811
417	EMC Corp. (a)	8,753
184	NetApp, Inc. (a)	6,228

		97,792

	Electronic Equipment, Instruments & Components — 1.1%
384	TE Connectivity Ltd., (Switzerland)	10,792

	Internet Software & Services — 2.9%
44	Google, Inc., Class A (a)	22,478
134	OpenTable, Inc. (a)	6,161

		28,639

	IT Services — 4.8%
389	CGI Group, Inc., (Canada), Class A (a)	7,315
171	Cognizant Technology Solutions Corp., Class A (a)	10,703
62	MasterCard, Inc., Class A	19,632
289	VeriFone Systems, Inc. (a)	10,131

		47,781

	Office Electronics — 0.5%
159	Zebra Technologies Corp., Class A (a)	4,926

	Semiconductors & Semiconductor Equipment — 3.5%
333	Avago Technologies Ltd., (Singapore)	10,909
561	Freescale Semiconductor Holdings I Ltd. (a)	6,182
216	Lam Research Corp. (a)	8,200
360	Xilinx, Inc.	9,879

		35,170

	Software — 5.0%
234	MICROS Systems, Inc. (a)	10,288
611	Nuance Communications, Inc. (a)	12,434
189	RealPage, Inc. (a)	3,864
87	Salesforce.com, Inc. (a)	9,885
259	Taleo Corp., Class A (a)	6,656
86	VMware, Inc., Class A (a)	6,913

		50,040

	Total Information Technology	304,564

Materials — 2.5%

	Chemicals — 2.5%
196	FMC Corp.	13,549
151	Sherwin-Williams Co. (The)	11,222

	Total Materials	24,771

	Total Common Stocks
	(Cost $948,805)	995,313

Short-Term Investment — 0.6%

	Investment Company — 0.6%
5,618	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $5,618)	5,618

Investments of Cash Collateral for Securities on Loan — 2.5%

	Investment Company — 2.5%
25,300	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $25,300)	25,300

	Total Investments — 103.1%
	(Cost $979,723)	1,026,231
	Liabilities in Excess of Other Assets — (3.1)%	(30,878)

	NET ASSETS — 100.0%	$995,353

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,743
Aggregate gross unrealized depreciation	(94,235)

Net unrealized appreciation/depreciation	$46,508

Federal income tax cost of investments	$979,723

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,026,231	$—	$—	$1,026,231

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 28, 2011